February 26, 2021

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re: Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 for The Guardian Separate Account R of The Guardian Insurance & Annuity Company, Inc.

(File Nos. 333-187762 and 811-21438)

Dear Sir or Madam:

On behalf of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) and its separate account, The Guardian Separate Account R (the “Account”), transmitted herewith for filing is the Account’s Post-Effective Amendment No. 10 (the “Amendment”) to the Registration Statement on Form N-4 under the Securities Act of 1933 (“1933 Act”) and Amendment No. 13 under the Investment Company Act of 1940.

This Amendment is being filed pursuant to paragraph (a) of Rule 485 under the 1933 Act. The primary purpose of this Amendment is to update the registration statement to conform to the amendments to Form N-4, which require various format and disclosure changes, as adopted by the Securities and Exchange Commission (the “SEC”) on March 11, 2020. See Updated Disclosure Requirements and Summary Prospectus for Variable Annuity and Variable Life Insurance Contracts, Release No. 33-10765 (the “Release”). After this Amendment (or a subsequently filed post-effective amendment) becomes effective, GIAC intends to rely on Rule 498A under the 1933 Act to use an initial summary prospectus and update summary prospectus with respect to the registration statement.

This Amendment is also being filed to remove The Guardian ProStrategies Variable Annuity (I Share) prospectus (“ProStrategies”) from this registration statement. ProStategies is no longer being sold and has no in-force contracts.

As counsel to the Separate Account, I represent that the Amendment is being filed solely for the reasons described above.

Please call the undersigned at (212) 598-8714 with any comments or questions concerning this filing.

Very truly yours,

/s/Patrick D. Ivkovich
Patrick D. Ivkovich

Senior Counsel

Date:  2/26/2021

Time:  9:26:52 AM

The Guardian Life Insurance Company of America

New York City, NY

Phone: 212-598-8714

Facsimile: 212-919-2691

E-mail: patrick_ivkovich@glic.com